BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current	$ 667	$ 1,021
Non-current	11,511	11,007
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Total	$ 12,178	$ 12,028